INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME AND MINING TAXES
Schedule of components of income and mining tax expense

	Year Ended December 31,
	2021	2020
Current income and mining taxes	$181,812	$180,202
Deferred income and mining taxes:
Origination and reversal of temporary differences	178,588	75,756
Total income and mining taxes expense	$360,400	$255,958

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2021	2020
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$234,887	$199,568
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	119,692	94,511
Impact of foreign tax rates	(9,531)	(7,471)
Permanent differences	(5,718)	(19,197)
Impact of foreign exchange on deferred income tax balances	21,070	(11,453)
Total income and mining taxes expense	$360,400	$255,958

Schedule of Components of Net Deferred Income Assets

	As at	As at
	December 31, 2021	December 31, 2020
Mining properties	$9,439	$—
Net operating loss carry forwards	107,489	—
Reclamation provisions and other liabilities	16,680	—
Total net deferred income tax assets	$133,608	$—

Schedule and continuity of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2021	December 31, 2020
Mining properties	$1,514,017	$1,390,600
Net operating and capital loss carry forwards	(27,459)	(100,026)
Mining taxes	(98,807)	(90,706)
Reclamation provisions and other liabilities	(175,001)	(163,807)
Total net deferred income and mining tax liabilities	$1,212,750	$1,036,061

Changes in net deferred tax assets and liabilities for the years ended December 31, 2021 and 2020 are as follows:

	As at	As at
	December 31, 2021	December 31, 2020
Net deferred income and mining tax liabilities - beginning of year	$1,036,061	$948,142
Income and mining tax impact recognized in net income	179,720	76,197
Income tax impact recognized in other comprehensive income and equity	(3,542)	11,722
Deferred income tax assets acquired on the purchase of TMAC	(133,097)	—
Net deferred income and mining tax liabilities - end of year	$1,079,142	$1,036,061

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2021	December 31, 2020
Other deductible temporary differences	$420,154	$214,520